First Pacific Low Volatility Fund (LOVIX)
                  A series of First Pacific Mutual Fund, Inc.

                         Supplement dated July 1, 2013
                   to the Prospectus dated February 1, 2013

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.


The investment manager and administrator - Lee Financial Group Inc.; distributor - Lee Financial Securities, Inc.; and transfer agent - Lee Financial Recordkeeping, Inc. have relocated their offices to:

                   3113 Olu Street, Honolulu, HI  96816

The phone number remains:  (808) 988-8088.

There are no other changes to the Prospectus.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


===========================================================================


                   First Pacific Low Volatility Fund (LOVIX)
                  A series of First Pacific Mutual Fund, Inc.

                         Supplement dated July 1, 2013
     to the Statement of Additional Information dated February 1, 2013

This Supplement provides new and additional information beyond that contained in the Statement of Additional Information and should be read in conjunction with such Statement of Additional Information.


The investment manager and administrator - Lee Financial Group Inc.; distributor - Lee Financial Securities, Inc.; and transfer agent - Lee Financial Recordkeeping, Inc. have relocated their offices to:

                   3113 Olu Street, Honolulu, HI  96816

The phone number remains:  (808) 988-8088.

There are no other changes to the Statement of Additional Information.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                          Hawaii Municipal Fund (SURFX)
                  A series of First Pacific Mutual Fund, Inc.

                          Supplement dated July 1, 2013
                    to the Prospectus dated February 1, 2013

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.


The investment manager and administrator - Lee Financial Group Inc.; distributor - Lee Financial Securities, Inc.; and transfer agent - Lee Financial Recordkeeping, Inc. have relocated their offices to:

                   3113 Olu Street, Honolulu, HI  96816

The phone number remains:  (808) 988-8088.

There are no other changes to the Prospectus.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


===========================================================================


                          Hawaii Municipal Fund (SURFX)
                  A series of First Pacific Mutual Fund, Inc.

                         Supplement dated July 1, 2013
        to the Statement of Additional Information dated February 1, 2013

This Supplement provides new and additional information beyond that contained in the Statement of Additional Information and should be read in conjunction with such Statement of Additional Information.


The investment manager and administrator - Lee Financial Group Inc.; distributor - Lee Financial Securities, Inc.; and transfer agent - Lee Financial Recordkeeping, Inc. have relocated their offices to:

                   3113 Olu Street, Honolulu, HI  96816

The phone number remains:  (808) 988-8088.

There are no other changes to the Statement of Additional Information.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE